Eaton Vance
National Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Chapman University, 1.867%, 4/1/29	$5,160	$ 4,424,991
Grand Canyon University, 4.125%, 10/1/24	20,000	18,902,000
		$ 23,326,991
Hospital — 0.5%
Sutter Health, 5.164%, 8/15/33	$14,000	$ 14,193,934
UPMC, 1.803%, 4/15/26	7,650	7,082,500
		$ 21,276,434
Total Corporate Bonds (identified cost $43,199,301)		$ 44,603,425

Tax-Exempt Municipal Obligations — 93.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 3.70%, 11/1/55(1)	$22,700	$ 22,700,000
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(2)	10,000	11,084,800
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	9,475	10,939,930
		$ 44,724,730
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$14,652	$ 2,637,417
		$ 2,637,417
Education — 4.3%
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	$45	$ 40,830
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/46	11,855	12,222,742
(LOC: TD Bank, N.A.), 4.05%, 10/1/42(4)	6,000	6,000,000
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	14,360	15,297,421
Ohio State University, 5.25%, 12/1/46	14,315	16,329,550
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 2/15/43	5,000	5,028,050
Security	Principal Amount (000's omitted)	Value
Education (continued)
Pennsylvania State University, 4.00%, 9/1/50	$5,920	$ 5,852,749
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	5,000	5,065,500
Rhode Island Health and Educational Building Corp., (Brown University), (SPA: TD Bank, N.A.), 3.85%, 5/1/35(1)	10,755	10,755,000
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	3,500	2,916,795
University of California Medical Center, 5.00%, 5/15/47	28,170	31,520,821
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	21,650,400
University of Oregon:
5.00%, 4/1/48	8,470	8,858,095
5.00%, 4/1/50	12,500	13,389,375
University of Texas, 4.00%, 7/1/42	4,900	4,924,108
Utah Board of Higher Education, (Dixie State University), 4.00%, 6/1/44	7,645	7,660,214
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	5,000	5,009,250
		$ 172,520,900
Electric Utilities — 3.4%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/48	$10,000	$ 11,087,600
Colorado Springs, CO, Utilities System Revenue, (SPA: TD Bank, N.A.), 3.75%, 11/1/37(1)	9,030	9,030,000
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	16,020	12,858,133
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	15,710	16,682,135
5.00%, 3/1/46	5,000	5,586,200
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	5,000	5,612,900
New York Power Authority, Green Bonds, 4.00%, 11/15/50	5,000	5,004,250
Omaha Public Power District, NE:
5.00%, 2/1/47	20,000	22,174,400
5.25%, 2/1/48	10,000	11,364,900
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 3.75%, 8/1/31(1)	10,900	10,900,000
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	8,210	8,368,699
South Carolina Public Service Authority, 5.00%, 12/1/46	12,600	12,633,516
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	5,000	5,921,900
		$ 137,224,633

Eaton Vance
National Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.6%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), Prerefunded 11/15/31, 5.00%, 5/15/46	$65	$ 74,302
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	8,460	9,551,255
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	15,015,567
		$ 24,641,124
General Obligations — 17.3%
Alamo Community College District, TX, 4.50%, 8/15/47	$4,000	$ 4,141,720
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	15,000	16,409,550
Bethel Park School District, PA, 5.25%, 8/1/42	5,185	5,970,579
California:
5.00%, 11/1/42	25,000	28,737,750
5.25%, 9/1/47	10,500	12,082,560
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,223,110
5.00%, 12/1/42	10,405	10,296,996
5.00%, 12/1/44	20,515	20,432,735
5.875%, 12/1/47	6,500	7,083,115
Chicago, IL:
4.00%, 1/1/35	2,500	2,510,000
5.00%, 1/1/44	12,350	12,678,880
5.25%, 1/1/38	6,750	7,346,700
5.50%, 1/1/39	5,000	5,495,800
Connecticut:
Social Bonds, 4.00%, 1/15/41(5)	3,750	3,865,088
Social Bonds, 4.00%, 1/15/42(5)	5,110	5,236,626
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,647,750
5.00%, 2/15/44	5,150	5,790,351
District of Columbia, 4.00%, 2/1/46	17,450	17,617,171
Galveston Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/47	16,500	16,582,500
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	9,115,716
Harris County Flood Control District, TX:
Sustainability Bonds, 4.00%, 9/15/48	10,000	9,991,700
Sustainability Bonds, 4.25%, 10/1/47	10,940	11,155,190
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	10,855	11,920,418
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	10,250	11,276,127
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois:
4.00%, 7/1/37	$15,000	$ 15,303,000
5.00%, 11/1/24	11,295	11,458,326
5.00%, 2/1/27	18,500	18,520,535
5.00%, 2/1/29	15,000	15,876,150
5.00%, 5/1/39	10,000	10,022,000
5.50%, 5/1/39	870	963,743
5.50%, 3/1/42	11,700	13,095,927
5.75%, 5/1/45	890	980,006
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	7,175	7,254,284
Massachusetts:
3.00%, 4/1/49	10,000	8,052,400
5.00%, 5/1/48	10,000	11,129,600
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	4,390	4,601,949
New York, 5.00%, 3/15/40	4,865	5,676,920
New York, NY:
4.00%, 9/1/46	10,000	10,085,000
4.00%, 4/1/50	5,000	5,012,650
5.00%, 3/1/50	12,350	13,394,686
5.25%, 5/1/42	3,335	3,830,047
5.25%, 10/1/47	5,000	5,658,100
(SPA: Barclays Bank PLC), 4.10%, 6/1/44(4)	9,600	9,600,000
(SPA: JPMorgan Chase Bank, N.A.), 4.10%, 6/1/44(4)	11,400	11,400,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	22,051,800
Norwalk, CT, 4.00%, 8/15/47	10,000	10,123,800
Norwood, MA, 4.00%, 9/15/47	11,065	11,255,650
Oregon City School District No. 62, OR, 5.00%, 6/15/49	6,500	6,890,195
Pasadena Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/52	10,000	10,000,900
5.00%, 2/15/48	5,000	5,592,650
Pennsylvania, 4.00%, 9/1/43	12,000	12,249,240
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/52	8,000	8,006,160
Puerto Rico:
4.00%, 7/1/41	7,500	6,903,750
5.625%, 7/1/29	10,762	11,688,449
5.75%, 7/1/31	12,303	13,710,430
Rice County, MN, 4.00%, 2/1/52	7,170	7,176,023
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(2)	12,000	13,360,080
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	8,509,945

Eaton Vance
National Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	$11,230	$ 11,499,745
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/40	13,170	13,239,538
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	11,246,900
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,106,737
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	13,273,650
Waco Independent School District, TX, (PSF Guaranteed), 4.125%, 8/15/47	6,000	6,077,700
Washington:
5.00%, 6/1/40	5,350	5,760,613
5.00%, 6/1/41	5,465	5,877,498
5.00%, 6/1/42	5,950	6,380,661
Washington Unified School District, CA, (Election of 2020), 4.25%, 8/1/49	1,295	1,328,411
Wisconsin, 4.00%, 5/1/41	7,090	7,204,929
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	11,000	11,154,660
5.00%, 8/15/56(2)	5,000	5,424,800
		$ 687,618,369
Hospital — 11.7%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$10,000	$ 10,757,700
5.00%, 4/1/52	10,000	10,623,100
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	19,305	19,555,000
5.00%, 8/15/51	13,845	15,262,866
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	8,920	9,096,973
Colorado Health Facilities Authority, (AdventHealth Obligated Group):
3.00%, 11/15/51	10,000	7,509,400
4.00%, 11/15/43	12,145	12,072,009
4.00%, 11/15/50	6,530	6,195,403
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,450,514
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	9,840	9,699,091
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 6/1/41	8,000	8,001,840
4.00%, 2/15/47	9,105	8,569,626
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Greenville Health System, SC, 5.00%, 5/1/39	$2,500	$ 2,507,150
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	10,433,308
Hawaii Department of Budget and Finance, (Queens Health System), 4.00%, 7/1/40	10,000	9,960,200
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 7/15/47	12,500	12,122,875
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,099,450
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	11,026,890
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	5,000	4,805,600
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	15,000	14,959,500
Series 2019-E, 4.00%, 1/1/45	9,000	8,896,410
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,900	12,007,457
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	8,500	8,552,020
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (LOC: TD Bank, N.A.), 3.75%, 7/1/40(1)	7,060	7,060,000
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	11,000	11,092,510
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	11,083,526
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/49	5,645	5,395,039
5.00%, 12/1/41	5,395	5,769,197
5.00%, 12/1/45	10,000	10,223,800
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	6,405	6,529,385
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	9,475	9,458,892
5.00%, 1/1/44	6,000	6,003,060
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	19,620	18,500,287
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	10,750	10,473,510
5.00%, 11/15/38	4,340	4,343,255
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	8,090	8,638,664

Eaton Vance
National Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	$6,100	$ 5,885,829
Oregon Health and Science University, Green Bonds, 4.00%, 7/1/51	2,555	2,523,037
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	5,010	4,969,469
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	12,176,017
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	7,240	7,358,302
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,520	5,475,233
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,069,200
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	5,000	4,748,150
Tampa, FL, (Baycare Obligated Group), 4.00%, 11/15/46	5,715	5,583,612
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	8,000	8,185,200
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.70%, 11/15/39(1)	9,480	9,480,000
Utah County, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	8,336,486
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 4.00%, 10/1/45	5,000	4,931,850
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 4.00%, 11/15/43	4,625	4,529,078
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	10,250	10,289,872
4.00%, 11/15/46	8,600	8,279,220
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/42	11,015	11,011,585
Wisconsin Health and Educational Facilities Authority, (ThedaCare, Inc.), 5.00%, 12/15/44	5,650	5,687,855
		$ 467,255,502
Housing — 2.9%
California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(6)	$7,355	$ 4,864,009
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(6)	25,275	16,916,052
Security	Principal Amount (000's omitted)	Value
Housing (continued)
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(6)	$9,930	$ 6,788,148
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,311,132
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue:
5.00%, 7/1/56	1,750	1,761,130
5.75%, 7/1/53	2,000	2,150,840
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,381	1,290,669
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,281	2,163,740
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	1,490	1,494,619
New York City Housing Development Corp., NY:
2.60%, 11/1/46	3,000	2,224,950
Sustainability Bonds, (SPA: TD Bank, N.A.), 3.75%, 5/1/50(1)	25,750	25,750,000
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/43	3,995	4,037,427
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 5.00%, 10/1/50	7,335	7,710,038
Sustainability Bonds, 5.45%, 4/1/51	5,000	5,373,000
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(7)	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,693,931
Virginia Housing Development Authority:
5.125%, 11/1/43	5,435	5,947,847
5.25%, 11/1/48	2,250	2,439,202
		$ 114,556,734
Industrial Development Revenue — 2.1%
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	$250	$ 255,070
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	25,000	23,866,250
(AMT), 5.00%, 10/1/40	41,585	42,116,040
(AMT), 6.00%, 4/1/35	7,360	8,213,613
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(6)	3,350	3,134,361

Eaton Vance
National Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$5,000	$ 4,984,850
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(6)	475	471,086
		$ 83,041,270
Insured - Electric Utilities — 0.2%
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$1,195	$ 1,267,513
Garland, TX, Electric Utility System Revenue, (AGM), 4.25%, 3/1/48	1,750	1,763,685
Omaha Public Power District, NE, (AGM), 4.00%, 2/1/51	3,920	3,922,587
		$ 6,953,785
Insured - Escrowed/Prerefunded — 1.0%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 38,235,481
		$ 38,235,481
Insured - General Obligations — 0.7%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,218,300
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	5,045	3,795,152
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	11,199,109
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	5,835	5,821,930
		$ 26,034,491
Insured - Hospital — 0.1%
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$800	$ 884,800
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/48	1,500	1,652,190
		$ 2,536,990
Insured - Lease Revenue/Certificates of Participation — 0.2%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, (AGM), 4.00%, 6/1/39	$8,000	$ 8,061,680
		$ 8,061,680
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 36,519,595
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	12,579,930
(NPFG), 5.50%, 1/1/30	3,080	3,594,453
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,440	10,514,646
		$ 63,208,624
Insured - Transportation — 1.3%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 6,978,072
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.25%, 7/1/53	12,000	12,954,360
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	10,000	10,326,400
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	4,000	4,062,720
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	8,900	8,728,141
New York Transportation Development Corp., (John F. Kennedy International Airport), Sustainability Bonds, (AGM), (AMT), 5.00%, 6/30/49	8,650	9,041,672
		$ 52,091,365
Lease Revenue/Certificates of Participation — 3.4%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 13,406,640
Colorado, Certificates of Participation, 6.00%, 12/15/40	5,045	6,212,716
Hampton Roads Transportation Accountability Commission, VA, 4.00%, 7/1/57	3,510	3,412,457
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/47	5,595	5,618,779
4.00%, 6/1/52	6,255	6,175,749
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,219,719
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	14,086,840
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.25%, 6/15/44	3,600	3,671,496
5.00%, 6/15/46	6,000	6,616,380
5.00%, 6/15/50	20,500	21,373,095
2019 Series AA, 5.25%, 6/15/43	10,000	10,679,100
2019 Series BB, 4.00%, 6/15/50	15,000	14,566,500
2020 Series AA, 4.00%, 6/15/50	15,000	14,566,500

Eaton Vance
National Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program): (continued)
2022 Series CC, 5.25%, 6/15/43	$5,750	$ 6,477,777
		$ 136,083,748
Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$2,205	$ 2,214,768
		$ 2,214,768
Other Revenue — 3.4%
Black Belt Energy Gas District, AL, 5.25% to 10/1/30 (Put Date), 1/1/54	$11,250	$ 12,106,012
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	38,870	36,584,055
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,330	11,465,577
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	100,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	761,948
Kalispel Tribe of Indians, WA:
Series A, 5.25%, 1/1/38(6)	1,865	1,927,832
Series B, 5.25%, 1/1/38(6)	1,000	1,033,690
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,703,900
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,503,880
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,460,625
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.611%, (67% of SOFR + 1.00%), 12/1/52(8)	12,500	12,379,375
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,590,757
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	9,100	9,524,970
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	1,970	2,031,602
		$ 136,174,223
Senior Living/Life Care — 1.2%
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(6)	$985	$ 984,990
Green Bonds, 2.375%, 11/15/28(6)	970	968,429
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	227,900
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Clackamas County Hospital Facility Authority, OR, (Rose Villa): (continued)
5.375%, 11/15/55	$225	$ 205,699
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,063,440
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(6)	5,550	6,298,140
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	4,440	3,418,045
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28(6)	17,410	16,209,755
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,060,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	686,003
6.75%, 11/15/51	3,250	2,952,365
6.875%, 11/15/55	200	183,110
		$ 49,258,676
Special Tax Revenue — 10.1%
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	$11,825	$ 11,939,939
Green Bonds, 5.00%, 11/1/41	13,840	14,426,262
Dallas Area Rapid Transit, TX, Sales Tax Revenue:
3.00%, 12/1/47	7,825	6,301,942
4.00%, 12/1/51	3,820	3,766,673
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/48	10,790	11,335,974
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,405	5,470,995
4.00%, 7/1/51	12,705	12,693,184
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	11,461,583
5.00%, 6/15/50	4,465	4,616,453
Michigan Trunk Line Fund:
4.00%, 11/15/45	9,925	10,029,709
5.00%, 11/15/46	18,000	20,456,100
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	230	0
5.35%, 5/1/38(7)	80	0
5.75%, 5/1/38	325	327,412

Eaton Vance
National Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	$5,000	$ 5,206,150
4.00%, 5/1/45	10,000	10,042,400
5.00%, 11/1/40(5)	5,000	5,873,550
5.00%, 11/1/41(5)	4,750	5,543,392
5.00%, 11/1/46(2)	13,000	14,508,130
5.00%, 5/1/53	10,000	11,030,000
(SPA: JPMorgan Chase Bank, N.A.), 4.10%, 8/1/39(4)	6,000	6,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/39	10,000	10,442,100
4.00%, 3/15/40	10,000	10,303,600
4.00%, 2/15/47	15,220	15,201,584
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/43	7,500	7,611,675
4.00%, 3/15/49	5,000	5,022,000
5.00%, 3/15/39	10,000	10,780,200
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/49	25,000	27,559,750
Green Bonds, 4.00%, 3/15/50	25,745	25,762,249
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/46	4,950	4,988,857
5.00%, 3/15/49	10,000	11,131,200
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	5,000	5,052,650
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,857,150
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	19,385	6,101,816
5.00%, 7/1/58	38,291	38,519,983
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	14,565,850
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	380	357,246
Series A2, 5.80%, 5/1/35(7)	310	208,698
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(7)	1,532	719,874
Triborough Bridge and Tunnel Authority, NY:
Series 2021A, 5.00%, 5/15/51	6,500	7,046,520
Series 2022A, 5.00%, 5/15/52	8,945	11,002,708
Green Bonds, 5.25%, 5/15/47	8,065	9,159,098
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	$5,000	$ 4,974,250
		$ 402,398,906
Student Loan — 0.0%(9)
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$1,840	$ 1,838,270
		$ 1,838,270
Transportation — 21.0%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/39	$9,000	$ 8,982,180
(AMT), 5.00%, 1/1/51	12,775	13,298,008
Atlanta, GA, Airport Revenue:
Green Bonds, 5.00%, 7/1/44	7,000	7,937,650
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,523,114
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,574,275
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(2)	4,000	4,462,240
Chicago, IL, (Midway International Airport):
5.00%, 1/1/41	6,000	6,116,460
(AMT), 5.00%, 1/1/39(5)	4,000	4,400,240
(AMT), 5.00%, 1/1/40(5)	4,000	4,379,280
(AMT), 5.00%, 1/1/41	9,985	10,030,831
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	9,635,280
(AMT), 5.00%, 1/1/34	12,500	12,606,750
(AMT), 5.00%, 1/1/47	22,085	22,496,444
(AMT), 5.00%, 1/1/53	14,370	14,743,476
(AMT), 5.25%, 1/1/53	11,500	12,108,120
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/45	10,000	10,077,600
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	5,000	5,006,500
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	5,000	4,946,050
(AMT), 5.00%, 12/1/35	5,000	5,334,050
(AMT), 5.00%, 12/1/38	10,000	10,486,700
(AMT), 5.00%, 11/15/42	9,575	10,429,377
(AMT), 5.00%, 11/15/53	5,835	6,188,659
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	4,044,417
(AMT), 5.00%, 7/1/45	13,705	13,820,807

Eaton Vance
National Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Illinois Toll Highway Authority:
4.00%, 1/1/46	$10,185	$ 10,112,483
5.25%, 1/1/43	16,835	19,389,206
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,518,300
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	14,084,415
(AMT), 5.00%, 3/1/46	6,400	6,592,192
(AMT), 5.00%, 3/1/54	4,835	4,939,484
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	7,142,137
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	21,277,822
Green Bonds, (AMT), 5.00%, 5/15/47	17,855	19,024,502
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	12,465	12,469,861
(AMT), 5.00%, 7/1/43	8,000	8,153,920
Massachusetts, (Rail Enhancement and Accelerated Bidge Program), 5.00%, 6/1/47	18,000	18,784,080
Massachusetts, (Rail Enhancement Program), Sustainablility Bonds, 5.00%, 6/1/53(2)	16,500	18,226,560
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/49	10,500	10,884,300
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	3,050	3,144,398
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	15,750	16,557,030
New Jersey Turnpike Authority, 4.50%, 1/1/48	8,000	8,287,440
New York Thruway Authority, 4.00%, 1/1/44	10,000	10,063,700
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,369,749
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	25,865	25,854,137
(AMT), 5.25%, 1/1/50	1,180	1,181,322
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,909,600
North Texas Tollway Authority:
4.125%, 1/1/39	10,215	10,598,165
5.00%, 1/1/48	10,000	10,279,500
Oklahoma Turnpike Authority, 5.50%, 1/1/53	12,500	14,131,875
Oregon Department of Transportation, 4.00%, 11/15/42	11,730	11,979,497
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	$20,060	$ 21,041,536
(AMT), 5.75%, 6/30/48	30	32,972
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	3,000	3,061,350
5.00%, 12/1/46	5,000	5,103,500
5.00%, 12/1/48	10,000	11,021,900
(LOC: TD Bank, N.A.), 3.75%, 12/1/38(1)	20,915	20,915,000
(LOC: TD Bank, N.A.), 3.75%, 12/1/39(1)	20,125	20,125,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,595	4,693,884
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/42	6,250	6,463,375
(AMT), 5.00%, 7/1/49	10,400	10,831,912
Port Authority of New York and New Jersey:
5.00%, 9/1/38	6,130	6,787,075
(AMT), 5.00%, 12/1/44	4,500	4,879,710
Port of Portland, OR, (Portland International Airport):
(AMT), 4.00%, 7/1/50	5,000	4,759,350
(AMT), 5.00%, 7/1/44	8,000	8,334,240
(AMT), 5.00%, 7/1/45	12,260	12,927,189
Green Bonds, (AMT), 5.25%, 7/1/43	17,000	18,821,550
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	5,000	4,875,000
(AMT), 5.00%, 5/1/43	11,595	11,845,104
(AMT), 5.00%, 4/1/44	9,870	10,337,937
(AMT), 5.00%, 8/1/46	11,915	12,625,611
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,802,069
(AMT), 5.00%, 7/1/43	3,165	3,282,200
(AMT), 5.00%, 7/1/46	15,975	16,775,827
(AMT), 5.00%, 7/1/47	6,500	6,627,205
(AMT), 5.25%, 7/1/48	16,260	16,908,611
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	15,000	16,058,700
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/49	5,000	5,177,550
(AMT), 5.50%, 5/1/43	7,200	8,159,760
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	9,940	10,796,033

Eaton Vance
National Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Triborough Bridge and Tunnel Authority, NY, (LOC: U.S. Bank, N.A.), 3.85%, 1/1/31(4)	$5,400	$ 5,400,000
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	7,220	7,070,185
		$ 834,125,518
Water and Sewer — 5.3%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/47	$4,000	$ 4,423,200
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	5,000	5,609,550
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	5,305	5,313,647
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,935	10,948,997
Fort Lauderdale, FL, Water & Sewer Revenue, 5.50%, 9/1/48	11,000	12,794,430
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	3,000	3,040,500
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	4,000	4,006,000
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,139,604
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/49	10,000	9,968,300
5.00%, 6/15/47(2)	8,000	8,908,800
5.00%, 6/15/50	5,000	5,367,950
5.25%, 6/15/48	13,500	15,439,545
(SPA: JPMorgan Chase Bank, N.A.), 4.10%, 6/15/43(4)	9,605	9,605,000
(SPA: TD Bank, N.A.), 3.75%, 6/15/51(1)	20,700	20,700,000
(SPA: TD Bank, N.A.), 4.00%, 6/15/49(4)	15,980	15,980,000
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	5,000	5,302,850
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	17,200	19,718,940
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	9,000	9,757,260
Sarasota County, FL, Utility System Revenue, 5.25%, 10/1/52	15,000	16,888,950
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	8,610	9,493,644
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	$5,190	$ 5,163,531
Texas Water Development Board, 4.00%, 10/15/49	2,500	2,475,875
		$ 209,046,573
Total Tax-Exempt Municipal Obligations (identified cost $3,529,653,591)		$3,702,483,777

Taxable Municipal Obligations — 6.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(9)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$7,517	$ 1,353,032
		$ 1,353,032
Education — 0.1%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
2.65%, 4/1/30	$1,100	$ 920,799
3.15%, 4/1/37	1,750	1,313,813
		$ 2,234,612
General Obligations — 0.4%
Los Angeles Community College District, CA, 1.806%, 8/1/30	$15,000	$ 12,849,150
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	6,667	3,642,048
		$ 16,491,198
Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 34,107,520
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 5.45%, 8/1/42(4)	5,000	5,000,000
		$ 39,107,520
Housing — 1.4%
Maine Housing Authority:
(SPA: Barclays Bank PLC), 5.43%, 11/15/52(1)	$27,210	$ 27,210,000
(SPA: TD Bank, N.A.), 5.37%, 11/15/50(1)	7,140	7,140,000

Eaton Vance
National Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 5.35%, 1/1/47(1)	$22,000	$ 22,000,000
		$ 56,350,000
Industrial Development Revenue — 0.1%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$4,575	$ 4,541,099
		$ 4,541,099
Insured - Transportation — 1.2%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$22,500	$ 19,765,350
(AMBAC), 0.00%, 10/1/27	34,390	28,874,188
		$ 48,639,538
Lease Revenue/Certificates of Participation — 0.3%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 615,892
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	300	300,366
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	10,000	9,892,400
		$ 10,808,658
Other Revenue — 0.5%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 21,404,040
		$ 21,404,040
Transportation — 0.5%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 17,466,274
		$ 17,466,274
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.9%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(1)	$36,250	$ 36,250,000
		$ 36,250,000
Total Taxable Municipal Obligations (identified cost $265,713,303)		$ 254,645,971
Total Investments — 100.6% (identified cost $3,838,566,195)		$4,001,733,173
Other Assets, Less Liabilities — (0.6)%		$ (25,262,300)
Net Assets — 100.0%		$3,976,470,873
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(5)	When-issued security.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $59,596,492 or 1.5% of the Fund's net assets.
(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
(8)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(9)	Amount is less than 0.05%.
At December 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	16.3%
California	11.6%
Texas	11.3%
Others, representing less than 10% individually	60.3%

Eaton Vance
National Municipal Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 6.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 44,603,425	$ —	$ 44,603,425
Tax-Exempt Municipal Obligations	—	3,702,483,777	—	3,702,483,777
Taxable Municipal Obligations	—	254,645,971	—	254,645,971
Total Investments	$ —	$4,001,733,173	$ —	$4,001,733,173
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.